INVENTORY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [Abstract]
Finished goods	$ 19,262	$ 11,627
Stockpiled ore	6,806	30,574
Leach pad inventory	128,783	86,696
Materials and supplies	27,730	26,018
Current inventories	182,581	154,915
Non-current materials and supplies (note 8)	3,973	1,811
Inventories	186,554	156,726
Write-downs (reversals of write-downs) of inventories	(5,710)	3,701
Inventory write-down	7,250	15,376
Purchase obligations	$ 15,963	$ 17,164